Fair Value of Financial Instruments - Changes in Investments using Level 3 Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 1,002,343	$ 18,744
Purchases	5,368,849	1,120,818
Sales	(159,181)	(49,553)
Repayments	(207,091)	(53,267)
PIK interest and dividends	24,834	1,551
Net accretion of discount on investments	10,729	2,072
Net transfers in and/or out of Level 3	(160,979)	(51,873)
Balance at the end	5,935,498	1,002,343
Debt and Equity Securities, Realized Gain (Loss)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net realized and unrealized gains (losses)	$ 4,037	$ 1,530
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized gains (losses)	Net realized gains (losses)
Debt and Equity Securities, Unrealized Gain (Loss)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net realized and unrealized gains (losses)	$ 51,957	$ 12,321
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net unrealized gains (losses)	Net unrealized gains (losses)